CERTIFICATION
                                  -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies:

      o that the form of the joint prospectus used with respect to the Investor Class of each of Lehman Brothers Core Bond Fund, Lehman Brothers High Income Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust, Lehman Brothers Short Duration Bond Fund and Neuberger Berman Cash Reserves, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 64 to the Registrant's Registration Statement ("Amendment No. 64");

      o that the form of the prospectus used with respect to the Investor Class of Lehman Brothers California Tax-Free Money Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Reserve Class of Lehman Brothers California Tax-Free Money Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Institutional Class of Lehman Brothers Core Bond Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Institutional Class of Lehman Brothers Core Plus Bond Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to Class A and Class C of each of Lehman Brothers Core Bond Fund and Lehman Brothers Strategic Income Fund, each a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Investor Class of each of Lehman Brothers Municipal Money Fund and Lehman Brothers New York Municipal Money Fund, each a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Reserve Class of each of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of the Registrant, does not differ from that contained in Amendment No. 64;

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      o     that the form of the prospectus used with respect to the Trust Class of Lehman Brothers Short Duration Bond Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Institutional Class of Lehman Brothers Strategic Income Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64;

      o that the form of the prospectus used with respect to the Trust Class of Lehman Brothers Strategic Income Fund, a series of the Registrant, does not differ from that contained in Amendment No. 64; and

      o     that Amendment No. 64 was filed electronically.



Dated: March 4, 2008                    By: /s/ Claudia A. Brandon
                                            ----------------------
                                            Claudia A. Brandon
                                            Secretary

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